AMERICAN AADVANTAGE FUNDS
AMR Class
Institutional Class
PlanAhead Class
Service Class

Supplement Dated June 30, 2004 to the
Statement of Additional Information Dated March 1, 2004

Following are updates to the table on pages 9 and 10 under the section titled Trustees and Officers of the Trust and the AMR Trust. For each person listed below, the following hereby replaces their respective information in the table.

                            Position, Term of Office
                               and Length of Time        Principal Occupation(s)
Name, Age and Address        Served with each Trust      During Past 5 Years and Current Directorships
---------------------       ------------------------     ----------------------------------------------
William F. Quinn** (56)     Trustee and President of     President, AMR Investment Services, Inc. (1986-Present);
                              Trust since 1987 and       Chairman (1989-2003) and Director (1979-1986, 2003-Present),
                              AMR Trust since 1995       American Airlines Federal Credit Union; Director, Crescent
                                                         Real Estate Equities, Inc. (1994-Present); Director, Pritchard,
                                                         Hubble & Herr, LLC (investment adviser) (2001-Present);
                                                         Advisory Director, Southern Methodist University Endowment Fund
                                                         (1996-Present); Member, Southern Methodist University Cox
                                                         School of Business Advisory Board (1999-2002); Member, New York
                                                         Stock Exchange Pension Manager Committee (1997-1998, 2000-
                                                         2002); Chairman, Committee for the Investment of Employee
                                                         Benefits Defined Benefit Sub-Committee (1982-Present);
                                                         Director, United Way of Tarrant County (1988-2000, 2004-
                                                         Present); Trustee, American AAdvantage Mileage Funds (1995-
                                                         Present); Trustee, American AAdvantage Select Funds (1999-
                                                         Present).

Stephen D. O'Sullivan (68)   Trustee of Trust since      Consultant (1994-Present); Trustee, American AAdvantage Mileage
                               1987 and AMR Trust        Funds (1995-Present); Trustee, American AAdvantage Select Funds
                                   since 1995            (1999-Present).

Nancy A. Eckl (41)           VP of Trust since 1990      Vice President, Trust Investments, AMR Investment Services,
                            and AMR Trust since 1995     Inc. (1990-Present).

Michael W. Fields (50)       VP of Trust since 1989      Vice President, Fixed Income Investments, AMR Investment
                            and AMR Trust since 1995     Services, Inc. (1988-Present).

Barry Y. Greenberg (41)        VP since 1995 and         Vice President, Legal and Compliance, AMR Investment Services,
                              Secretary since 2004       Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                                         (investment adviser) (2004-Present).

John B. Roberson (46)        VP of Trust since 1989      Vice President, Director of Sales, AMR Investment Services,
                            and AMR Trust since 1995     Inc. (1991-Present); Director, Pritchard, Hubble & Herr, LLC
                                                         (investment adviser) (2001-Present).